UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     London Company of Virginia
Address:  1801 Bayberry Court
          Suite 301
          Richmond, Virginia 23226

Form 13F File Number:  028-10665

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew J. Wetzel
Title:    CCO
Phone:    (804) 775-0317

Signature, Place, and Date of Signing:

     /s/ Andrew J. Wetzel            Richmond, Virginia           August 9, 2012
     --------------------            ------------------           --------------
         [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           88
                                         -----------

Form 13F Information Table Value Total:  $ 3,602,426
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- ------------ --------- ----------- -------------------- ---------- -------- ---------------------------
                                                                                                              VOTING AUTHORITY
                               TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------------
       NAME OF ISSUER           CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
---------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---------- ------ ---------
ACCO BRANDS CORP             COM          00081T108       2,594     250,890 SH       Sole                   245,916            4,974
ACTIVISION BLIZZARD INC      COM          00507V109       1,019      85,035 SH       Sole                    85,035                0
ADVENT SOFTWARE INC          COM          007974108      63,349   2,336,741 SH       Sole                 2,142,914          193,827
ALBEMARLE CORP               COM          012653101     170,737   2,862,794 SH       Sole                 2,635,308          227,486
ALEXANDER & BALDWIN HLDGS IN COM          014481105     152,977   2,872,812 SH       Sole                 2,668,028          204,784
ALLEGHANY CORP DEL           COM          017175100      49,205     144,826 SH       Sole                   133,051           11,775
ALPHA NATURAL RESOURCES INC  COM          02076X102          87      10,000 SH       Sole                    10,000                0
ALTRIA GROUP INC             COM          02209S103      30,531     883,669 SH       Sole                   865,263           18,406
AMERICAN EAGLE OUTFITTERS NE COM          02553E106      55,550   2,815,486 SH       Sole                 2,581,436          234,050
AMPHENOL CORP NEW            CL A         032095101       1,988      36,194 SH       Sole                    36,194                0
ATWOOD OCEANICS INC          COM          050095108     107,870   2,850,709 SH       Sole                 2,603,404          247,305
BERKSHIRE HATHAWAY INC DEL   CL B NEW     084670702      38,910     466,942 SH       Sole                   437,130           29,812
BERKSHIRE HATHAWAY INC DEL   CL A         084670108         250          02 SH       Sole                         2                0
BRISTOL MYERS SQUIBB CO      COM          110122108      32,562     905,769 SH       Sole                   887,217           18,552
BROWN FORMAN CORP            CL B         115637209      11,075     114,361 SH       Sole                   114,361                0
CSX CORP                     COM          126408103       1,483      66,312 SH       Sole                    66,312                0
CABELAS INC                  COM          126804301     133,543   3,531,945 SH       Sole                 3,201,946          329,999
CARMAX INC                   COM          143130102      18,660     719,333 SH       Sole                   719,209              124
CHEVRON CORP NEW             COM          166764100      27,552     261,156 SH       Sole                   256,324            4,832
CINCINNATI FINL CORP         COM          172062101       7,793     204,693 SH       Sole                   190,311           14,382
CINTAS CORP                  COM          172908105       2,760      71,486 SH       Sole                    71,486                0
CISCO SYS INC                COM          17275R102      25,932   1,510,332 SH       Sole                 1,419,845           90,487
COCA COLA CO                 COM          191216100      30,836     394,378 SH       Sole                   378,047           16,331
COLUMBIA SPORTSWEAR CO       COM          198516106      15,680     292,427 SH       Sole                   253,142           39,285
CONOCOPHILLIPS               COM          20825C104      14,034     251,154 SH       Sole                   245,101            6,053
CORNING INC                  COM          219350105      17,096   1,322,234 SH       Sole                 1,321,946              288
CORRECTIONS CORP AMER NEW    COM NEW      22025Y407     102,021   3,464,224 SH       Sole                 3,166,682          297,542
DELL INC                     COM          24702R101       7,624     609,441 SH       Sole                   609,121              320
DOMINION RES INC VA NEW      COM          25746U109      21,213     392,832 SH       Sole                   387,882            4,950
EATON VANCE CORP             COM NON VTG  278265103     149,335   5,541,194 SH       Sole                 5,095,028          446,166
E M C CORP MASS              COM          268648102      26,006   1,014,653 SH       Sole                   991,164           23,489
ENERGIZER HLDGS INC          COM          29266R108      73,512     976,905 SH       Sole                   917,616           59,289
EXXON MOBIL CORP             COM          30231G102       3,011      35,188 SH       Sole                    34,888              300
FEDERATED INVS INC PA        CL B         314211103       8,421     385,392 SH       Sole                   357,968           27,424
FEDEX CORP                   COM          31428X106       8,438      92,104 SH       Sole                    92,104                0
FIRST INDUSTRIAL REALTY TRUS COM          32054K103      53,775   4,261,103 SH       Sole                 3,921,816          339,287
HASBRO INC                   COM          418056107      24,062     710,429 SH       Sole                   667,840           42,589
HATTERAS FINL CORP           COM          41902R103      74,236   2,595,676 SH       Sole                 2,343,073          252,603
HERSHEY CO                   COM          427866108      19,642     272,702 SH       Sole                   254,909           17,793
INTEL CORP                   COM          458140100      25,780     967,365 SH       Sole                   947,423           19,942
INTERNATIONAL BUSINESS MACHS COM          459200101      27,296     139,563 SH       Sole                   133,854            5,709
ISHARES TR                   RUSSELL 2000 464287655         448       5,632 SH       Sole                     5,632                0
JOHNSON & JOHNSON            COM          478160104       3,621      53,599 SH       Sole                    49,110            4,489
KAMAN CORP                   COM          483548103      65,347   2,112,061 SH       Sole                 1,931,701          180,360
KINDER MORGAN MANAGEMENT LLC SHS          49455U100      59,897     815,821 SH       Sole                   775,586           40,235
KNOLL INC                    COM NEW      498904200      17,566   1,308,967 SH       Sole                 1,217,239           91,728
KRAFT FOODS INC              CL A         50075N104       3,341      86,519 SH       Sole                    86,519                0
KRATON PERFORMANCE POLYMERS  COM          50077C106      15,384     702,161 SH       Sole                   599,970          102,191
LOEWS CORP                   COM          540424108       1,215      29,695 SH       Sole                    29,695                0
LORILLARD INC                COM          544147101      25,257     191,421 SH       Sole                   176,976           14,445
LOWES COS INC                COM          548661107      13,302     467,728 SH       Sole                   454,681           13,047
M & T BK CORP                COM          55261F104       3,573      43,275 SH       Sole                    43,275                0
MARTIN MARIETTA MATLS INC    COM          573284106      43,457     551,339 SH       Sole                   505,415           45,924
MBIA INC                     COM          55262C100      84,910   7,854,824 SH       Sole                 7,218,789          636,035
MEADWESTVACO CORP            COM          583334107      25,271     878,982 SH       Sole                   863,926           15,056
MICREL INC                   COM          594793101      69,317   7,273,553 SH       Sole                 6,636,616          636,937
MICROSOFT CORP               COM          594918104      32,508   1,062,692 SH       Sole                 1,002,386           60,306
MONARCH FINANCIAL HOLDINGS I COM          60907Q100         138      14,045 SH       Sole                    14,045                0
MONTPELIER RE HOLDINGS LTD   SHS          G62185106      90,135   4,233,643 SH       Sole                 3,895,739          337,904
NEWMARKET CORP               COM          651587107     190,214     878,183 SH       Sole                   808,294           69,889
NU SKIN ENTERPRISES INC      CL A         67018T105     116,930   2,493,180 SH       Sole                 2,285,066          208,114
OLD DOMINION FGHT LINES INC  COM          679580100     121,367   2,803,566 SH       Sole                 2,571,107          232,459
OWENS & MINOR INC NEW        COM          690732102      19,298     630,044 SH       Sole                   588,241           41,803
PAYCHEX INC                  COM          704326107       8,140     259,140 SH       Sole                   245,762           13,378
PFIZER INC                   COM          717081103      20,911     909,178 SH       Sole                   884,689           24,489
PHILIP MORRIS INTL INC       COM          718172109      21,411     245,372 SH       Sole                   240,477            4,895
PHILLIPS 66                  COM          718546104       4,056     122,014 SH       Sole                   119,006            3,008
PRICESMART INC               COM          741511109     126,417   1,872,566 SH       Sole                 1,716,491          156,075
PROCTER & GAMBLE CO          COM          742718109         420       6,852 SH       Sole                     6,852                0
REYNOLDS AMERICAN INC        COM          761713106       9,109     203,004 SH       Sole                   194,370            8,634
RITCHIE BROS AUCTIONEERS     COM          767744105      14,691     691,341 SH       Sole                   594,089           97,252
SERVICE CORP INTL            COM          817565104     109,246   8,831,517 SH       Sole                 8,117,591          713,926
STAPLES INC                  COM          855030102       2,577     197,483 SH       Sole                   197,483                0
STURM RUGER & CO INC         COM          864159108      48,140   1,198,999 SH       Sole                 1,087,175          111,824
TEJON RANCH CO               COM          879080109      62,211   2,173,662 SH       Sole                 1,992,585          181,077
TENET HEALTHCARE CORP        COM          88033G100      68,336  13,041,090 SH       Sole                11,981,597        1,059,493
TREDEGAR CORP                COM          894650100      49,232   3,381,351 SH       Sole                 3,089,768          291,583
UDR INC                      COM          902653104      60,225   2,330,675 SH       Sole                 2,205,259          125,416
UNITED PARCEL SERVICE INC    CL B         911312106         226       2,864 SH       Sole                     2,864                0
VALUECLICK INC               COM          92046N102      87,802   5,357,053 SH       Sole                 4,919,425          437,628
VERIZON COMMUNICATIONS INC   COM          92343V104      28,647     644,617 SH       Sole                   630,954           13,663
VISA INC                     COM CL A     92826C839      17,056     137,959 SH       Sole                   137,933               26
VULCAN MATLS CO              COM          929160109       1,358      34,205 SH       Sole                    34,134               71
WAL-MART STORES INC          COM          931142103      24,262     347,986 SH       Sole                   340,522            7,464
WELLS FARGO & CO NEW         COM          949746101      31,598     944,907 SH       Sole                   910,000           34,907
WHIRLPOOL CORP               COM          963320106       1,347      22,020 SH       Sole                    22,020                0
WHITE MTNS INS GROUP LTD     COM          G9618E107      85,774     164,397 SH       Sole                   152,339           12,058
WORLD FUEL SVCS CORP         COM          981475106      78,293   2,058,702 SH       Sole                 1,865,866          192,836